UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Steven I. Koszalka

American Funds Portfolio Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Portfolio SeriesSM American Funds Global Growth Portfolio® Investment portfolio January 31, 2014 unaudited

Fund investments
		Value
Growth funds 70.0%	Shares	(000)

The New Economy Fund, Class R-6	3,936,286	$ 149,185
New Perspective Fund, Class R-6	6,185,194	223,409
New World Fund, Inc., Class R-6	2,655,569	148,898
		521,492
Growth-and-income funds 30.0%

Capital World Growth and Income Fund, Class R-6	5,092,528	223,409
Total investment securities (cost: $692,915,000)		744,901
Other assets less liabilities		(223)
Net assets		$744,678

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 51,882
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	51,882
Cost of investment securities for federal income tax purposes	693,019

American Funds Growth PortfolioSM

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth funds 70.0%	Shares	(000)

AMCAP Fund, Class R-6	13,921,742	$ 377,001
EuroPacific Growth Fund, Class R-6	6,677,307	314,167
SMALLCAP World Fund, Inc., Class R-6	3,882,603	188,500
		879,668
Growth-and-income funds 30.0%

Fundamental Investors, Class R-6	7,540,016	377,001
Total investment securities (cost: $1,144,209,000)		1,256,669
Other assets less liabilities		(399)
Net assets		$1,256,270

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 112,268
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	112,268
Cost of investment securities for federal income tax purposes	1,144,401

American Funds
Growth and Income PortfolioSM

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth funds 20.0%	Shares	(000)

The Growth Fund of America, Class R-6	11,140,393	$ 469,456
Growth-and-income funds 40.0%

Capital World Growth and Income Fund, Class R-6	10,702,258	469,508
The Investment Company of America, Class R-6	13,158,859	469,508
		939,016
Equity-income and Balanced funds 25.0%

Capital Income Builder, Class R-6	10,347,840	587,033
Bond funds 15.0%

Capital World Bond Fund, Class R-6	17,565,202	354,993
Total investment securities (cost: $2,212,214,000)		2,350,498
Other assets less liabilities		(828)
Net assets		$2,349,670

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 146,337
Gross unrealized depreciation on investment securities	(8,145)
Net unrealized appreciation on investment securities	138,192
Cost of investment securities for federal income tax purposes	2,212,306

American Funds Balanced PortfolioSM

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth funds 20.0%	Shares	(000)

New Perspective Fund, Class R-6	9,819,469	$ 354,679
Growth-and-income funds 30.0%

Capital World Growth and Income Fund, Class R-6	6,054,060	265,592
Washington Mutual Investors Fund, Class R-6	6,970,904	265,591
		531,183
Equity-income and Balanced funds 25.0%

American Balanced Fund, Class R-6	18,598,784	443,767
Bond funds 25.0%

The Bond Fund of America, Class R-6	35,968,663	452,126
Total investment securities (cost: $1,659,461,000)		1,781,755
Other assets less liabilities		(621)
Net assets		$1,781,134

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 127,368
Gross unrealized depreciation on investment securities	(5,175)
Net unrealized appreciation on investment securities	122,193
Cost of investment securities for federal income tax purposes	1,659,562

American Funds Income PortfolioSM

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth-and-income funds 20.0%	Shares	(000)

American Mutual Fund, Class R-6	9,834,018	$ 330,914
Equity-income and Balanced funds 40.0%

Capital Income Builder, Class R-6	5,833,770	330,950
The Income Fund of America, Class R-6	16,327,073	330,950
		661,900
Bond funds 40.0%

American High-Income Trust, Class R-6	29,259,547	332,096
U.S. Government Securities Fund, Class R-6*	24,441,433	336,070
		668,166
Total investment securities (cost: $1,598,518,000)		1,660,980
Other assets less liabilities		(672)
Net assets		$1,660,308

*U.S. Government Securities Fund is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2014, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	1/31/2014
	shares	Additions	Reductions	shares	(000)	(000)

U.S. Government Securities Fund, Class R-6	21,236,828	3,204,605	—	24,441,433	$1,134	$336,070

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 71,861
Gross unrealized depreciation on investment securities	(9,497)
Net unrealized appreciation on investment securities	62,364
Cost of investment securities for federal income tax purposes	1,598,616

American Funds Tax-Advantaged Income PortfolioSM

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth-and-income funds 50.0%	Shares	(000)

Capital World Growth and Income Fund, Class R-6	1,715,488	$ 75,259
Washington Mutual Investors Fund, Class R-6	1,975,312	75,259
		150,518
Tax-exempt bond funds 50.0%

American High-Income Municipal Bond Fund, Class R-6	5,186,304	75,720
The Tax-Exempt Bond Fund of America, Class R-6	6,000,111	75,541
		151,261

Total investment securities (cost: $286,011,000)		301,779
Other assets less liabilities		(72)
Net assets		$301,707

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 19,394
Gross unrealized depreciation on investment securities	(4,012)
Net unrealized appreciation on investment securities	15,382
Cost of investment securities for federal income tax purposes	286,397

American Funds
Preservation PortfolioSM

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Bond funds 100.0%	Shares	(000)

The Bond Fund of America, Class R-6	7,918,507	$ 99,536
Intermediate Bond Fund of America, Class R-6	14,715,869	198,811
Short-Term Bond Fund of America, Class R-6	19,902,197	198,823
Total investment securities (cost: $503,343,000)		497,170
Other assets less liabilities		(233)
Net assets		$496,937

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ —
Gross unrealized depreciation on investment securities	(7,293)
Net unrealized depreciation on investment securities	(7,293)
Cost of investment securities for federal income tax purposes	504,463

American Funds Tax-Exempt Preservation PortfolioSM

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Tax-exempt bond funds 100.0%	Shares	(000)

Limited Term Tax-Exempt Bond Fund of America, Class R-6	7,432,105	$ 119,286
The Tax-Exempt Bond Fund of America, Class R-6	4,060,545	51,122
Total investment securities (cost: $173,736,000)		170,408
Other assets less liabilities		(64)
Net assets		$170,344

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ —
Gross unrealized depreciation on investment securities	(4,198)
Net unrealized depreciation on investment securities	(4,198)
Cost of investment securities for federal income tax purposes	174,606

Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2014, all of the investment securities held by each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-900-0314O-S37631

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 31, 2014

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 31, 2014